U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended December 30, 2011

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kristi Rojohn
Title:	Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6028

Signature, Place and Date of Signing:

/s/Kristi Rojohn       		West Des Moines, IA	02/14/12
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	58
Form 13F Information Table Value Total:	$228,192

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None